OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of other non-current assets:
Operating lease right-of-use-assets	$ 3,918	$ 899	$ 2,800
Investment	884	0
Other	13	859
Other non-current assets	10,793	10,494
Interest rate swap
Components of other non-current assets:
Market-to-market asset on interest rate swaps	$ 5,978	$ 8,736